Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000162154 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162154 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000162154 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162154 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162154 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162154 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162154 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162154 | IDEXX Laboratories, Inc.FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162154 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162154 | W.R. Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162154 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.50%
C000162154 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	22.30%
C000162154 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	19.50%
C000162154 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	12.80%
C000162154 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.50%
C000162154 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162154 | Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	38.20%
C000162154 | Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.50%
C000162154 | Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	11.80%
C000162154 | Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	5.70%
C000162154 | Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	3.80%
C000162154 | Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162154 | Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162154 | Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162154 | Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162154 | Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162154 | Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000162154 | Sector Fixed IncomeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162154 | Sector Fixed IncomeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162154 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000162154 | AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000162154 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020616 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020616 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020616 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020616 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020616 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020616 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020616 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020616 | IDEXX Laboratories, Inc.FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020616 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020616 | W.R. Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020616 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.50%
C000020616 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020616 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	19.50%
C000020616 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	12.80%
C000020616 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.50%
C000020616 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020616 | Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	38.20%
C000020616 | Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.50%
C000020616 | Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020616 | Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020616 | Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	3.80%
C000020616 | Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020616 | Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020616 | Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020616 | Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020616 | Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020616 | Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020616 | Sector Fixed IncomeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000020616 | Sector Fixed IncomeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020616 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000020616 | AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000020616 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%